Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$1,298,864	$1,266,264	$1,228,272
Assumed	6,784	7,057	7,465
Ceded:
Affiliate	(908,459)	(833,149)	(782,113)
Non-affiliate	(397,189)	(440,172)	(453,624)

Premiums and contract charges, net of reinsurance	$—	$—	$—

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Direct	$1,882,714	$1,893,124	$2,186,031
Assumed	9,167	7,337	8,153
Ceded:
Affiliate	(1,369,305)	(1,408,953)	(1,683,487)
Non-affiliate	(522,576)	(491,508)	(510,697)

Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance	$—	$—	$—